ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2013
Payables And Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
13.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	As of December 31,
	2012	2013

Accrued payroll and bonus	$3,753	$4,032
Other taxes payable	1,964	1,756
Social insurance withholding	695	725
Provision for warranty	250	310
Others	5,643	6,311

	$12,305	$13,134

Movement of provision for warranty is as follows:

	Balance at beginning of the year	Charge to expenses	Deductions	Balance at end of the year

2012	$230	$69	$(49)	$250
2013	$250	$72	$(12)	$310